Other Receivables, Deposits and Prepayments	6 Months Ended
Jun. 30, 2026
Other Receivables, Deposits and Prepayments [Abstract]
Other Receivables, Deposits and Prepayments
5.	Other Receivables, Deposits and Prepayments

	As of
	June 30, 2026	December 31, 2025
Deposits	$136,647	$82,766
Prepayments	5,044,755	478,155
Other receivables	2,043	3,875
Other receivables from related parties	362	364
Less: Allowance for credit losses	-	-
	$5,183,807	$565,160

The deposits mainly related to deposits for utilities and leases, and deposits to levy for application of foreign workers.